Derivatives and Hedging	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging	DERIVATIVES AND HEDGING
Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps, interest rate total return swaps, options, and futures are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in the values it owns or anticipates acquiring or selling.

Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Under interest rate total return swaps, the company agrees with counterparties to exchange, at specified intervals, the difference between the return on a fixed income market index and Secured Overnight Financing Rate (“SOFR”) plus an associated funding spread based on a notional amount.

The Company also uses interest rate swaptions, caps and floors to manage interest rate risk. A swaption is an option to enter into a swap with a forward starting effective date. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. In an interest rate cap, the buyer receives payments at the end of each period in which the interest rate exceeds the agreed strike price. Similarly, in an interest rate floor, the buyer receives payments at the end of each period in which the interest rate is below the agreed strike price. Swaptions, caps and floors are included in interest rate options.

In standardized exchange-traded interest rate futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the daily market values of underlying referenced investments. The Company enters into exchange-traded futures with regulated futures commission's merchants who are members of a trading exchange.
Equity Contracts
Equity options, equity total return swaps, and futures are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.

Equity total return swaps are contracts whereby the Company agrees with counterparties to exchange, at specified intervals, the difference between the return on an asset (or market index) and SOFR plus an associated funding spread based on a notional amount. The Company generally uses total return swaps to hedge the effect of adverse changes in equity indices.

In standardized exchange-traded equity futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the daily market values of underlying referenced equity indices. The Company enters into exchange-traded futures with regulated futures commission's merchants who are members of a trading exchange.

Foreign Exchange Contracts

Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.

Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.

Credit Contracts

The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced name (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.

In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.

Embedded Derivatives

The Company offers certain products (for example, indexed annuities and index-linked universal life) which may include features that are accounted for as embedded derivatives; related to certain of these derivatives, the Company has entered into reinsurance agreements with both affiliated and unaffiliated parties. See Note 12 for additional information on the reinsurance agreements.

These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 6.
Synthetic Guarantees

The Company sells synthetic guarantees in the form of stable value wrap guarantees on third-party banked owned life insurance contracts. The synthetic guarantees are issued in respect of assets that are owned by the third-party insurer, who invest the assets according to the contract terms agreed to with the Company. The contracts establish policyholder balances and credit interest thereon. The policyholder balances are supported by the underlying assets. In connection with certain policyholder-initiated withdrawals, the contract guarantees that after all underlying assets are liquidated, any remaining policyholder balances will be paid by the Company. These guarantees are accounted for as derivatives and recorded at fair value.

Primary Risks Managed by Derivatives

The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables and deposit receivables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the value of derivative contracts prior to taking into account the netting effects of master netting agreements and cash collateral.

	December 31, 2025			December 31, 2024
Primary Underlying Risk/Instrument Type		Fair Value			Fair Value
	Gross Notional	Assets	Liabilities	Gross Notional	Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Interest Rate Swaps	$2,664	$0	$(103)	$2,851	$0	$(209)
Foreign Currency Swaps	4,731,873	84,065	(215,779)	3,308,842	202,606	(27,523)
Total Derivatives Designated as Hedge Accounting Instruments	$4,734,537	$84,065	$(215,882)	$3,311,693	$202,606	$(27,732)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$191,366,960	$8,656,717	$(20,427,373)	$174,170,160	$9,029,399	$(20,888,553)
Interest Rate Futures	2,076,700	2,227	(1,587)	1,518,400	1,967	(1,443)
Interest Rate Options	27,025,000	133,690	(1,331,534)	29,135,000	279,414	(1,406,265)
Interest Rate Forwards	0	0	0	0	0	0
Interest Rate Total Return Swaps	843,143	215,517	(219,681)	223,721	1,472	(2,121)
Foreign Currency
Foreign Currency Forwards	2,388,287	1,918	(12,705)	1,146,861	30,078	(181)
Credit
Credit Default Swaps	874,950	9,667	0	911,850	9,606	0
Currency/Interest Rate
Foreign Currency Swaps	2,138,269	51,698	(55,778)	2,285,052	164,152	(9,277)
Equity
Equity Total Return Swaps	31,287,562	2,697,977	(2,473,729)	23,025,217	1,160,080	(1,182,913)
Equity Options	199,267,054	9,954,651	(8,727,823)	117,107,059	4,453,762	(3,717,637)
Equity Futures	836,190	2,208	(4,586)	1,802,205	15	(6,060)
Synthetic GICs	4,186,284	0	0	3,958,847	143	(31)
Total Derivatives Not Qualifying as Hedge Accounting Instruments	$462,290,399	$21,726,270	$(33,254,796)	$355,284,372	$15,130,088	$(27,214,481)
Total Derivatives(1)(2)	$467,024,936	$21,810,335	$(33,470,678)	$358,596,065	$15,332,694	$(27,242,213)
(1)Excludes embedded derivatives which contain multiple underlying risks. The fair value of these embedded derivatives was a net liability of $17,801 million and $11,968 million as of December 31, 2025 and 2024, respectively, primarily included in "Policyholders' account balances".
(2)Recorded in “Other invested assets”, “Payables to parent and affiliates” and "Other liabilities" on the Consolidated Statements of Financial Position.
Offsetting Assets and Liabilities

The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables and deposit receivables), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2025
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statements of Financial Position	Net Amounts Presented in the Consolidated Statements of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives	$21,810,330	$(21,763,852)	$46,478	$0	$46,478
Total Assets	$21,810,330	$(21,763,852)	$46,478	$0	$46,478
Offsetting of Financial Liabilities:
Derivatives	$33,470,678	$(30,988,463)	$2,482,215	$(2,482,215)	$0
Total Liabilities	$33,470,678	$(30,988,463)	$2,482,215	$(2,482,215)	$0

	December 31, 2024
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statements of Financial Position	Net Amounts Presented in the Consolidated Statements of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives	$15,332,538	$(15,308,195)	$24,343	$0	$24,343
Total Assets	$15,332,538	$(15,308,195)	$24,343	$0	$24,343
Offsetting of Financial Liabilities:
Derivatives	$27,242,182	$(23,619,586)	$3,622,596	$(3,622,596)	$0
Total Liabilities	$27,242,182	$(23,619,586)	$3,622,596	$(3,622,596)	$0
(1)Amounts exclude the excess of collateral received/pledged from/to the counterparty.

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 16. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Consolidated Financial Statements.
Cash Flow Hedges

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps and interest rate swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, or equity derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2025
	Realized Investment Gains (Losses)	Change in Value of Market Risk Benefits, Net of Related Hedging Gains (Losses)	Net Investment Income	Other Income (Loss)	Change in AOCI
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Interest Rate	$3	$0	$(63)	$0	$90
Currency/Interest Rate	3,904	0	56,229	(80,651)	(243,345)
Total cash flow hedges	3,907	0	56,166	(80,651)	(243,255)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	50,408	(791,731)	0	0	0
Currency	(149,674)	0	0	0	0
Currency/Interest Rate	(120,149)	0	0	(1,037)	0
Credit	14,684	0	0	0	0
Equity	3,505,905	(744,447)	0	0	0
Embedded Derivatives	(4,434,388)	0	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(1,133,214)	(1,536,178)	0	(1,037)	0
Total	$(1,129,307)	$(1,536,178)	$56,166	$(81,688)	$(243,255)

	Year Ended December 31, 2024
	Realized Investment Gains (Losses)	Change in Value of Market Risk Benefits, Net of Related Hedging Gains (Losses)	Net Investment Income	Other Income (Loss)	Change in AOCI
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Interest Rate	$3	$0	$(118)	$0	$46
Currency/Interest Rate	2,256	0	48,523	34,827	98,585
Total cash flow hedges	2,259	0	48,405	34,827	98,631
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	35,600	(2,094,268)	0	0	0
Currency	54,543	0	0	0	0
Currency/Interest Rate	77,166	0	0	523	0
Credit	16,856	0	0	0	0
Equity	3,207,538	(761,850)	0	0	0
Embedded Derivatives	(2,680,559)	0	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	711,144	(2,856,118)	0	523	0
Total	$713,403	$(2,856,118)	$48,405	$35,350	$98,631

	Year Ended December 31, 2023
	Realized Investment Gains (Losses)	Change in Value of Market Risk Benefits, Net of Related Hedging Gains (Losses)	Net Investment Income	Other Income (Loss)	Change in AOCI
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Interest Rate	$2	$0	$(118)	$0	$72
Currency/Interest Rate	(636)	0	43,934	(26,206)	(126,765)
Total cash flow hedges	(634)	0	43,816	(26,206)	(126,693)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	25,329	(1,555,807)	0	0	0
Currency	(16,012)	0	0	0	0
Currency/Interest Rate	(102,238)	0	0	(257)	0
Credit	14,350	0	0	0	0
Equity	1,744,218	(821,996)	0	0	0
Embedded Derivatives	(2,798,232)	0	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(1,132,585)	(2,377,803)	0	(257)	0
Total	$(1,133,219)	$(2,377,803)	$43,816	$(26,463)	$(126,693)
Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2022	$138,627
Amount recorded in AOCI
Interest Rate	(44)
Currency/Interest Rate	(109,673)
Total amount recorded in AOCI	(109,717)
Amount reclassified from AOCI to income
Interest Rate	116
Currency/Interest Rate	(17,092)
Total amount reclassified from AOCI to income	(16,976)
Balance, December 31, 2023	$11,934
Amount recorded in AOCI
Interest Rate	(69)
Currency/Interest Rate	184,191
Total amount recorded in AOCI	184,122
Amount reclassified from AOCI to income
Interest Rate	115
Currency/Interest Rate	(85,606)
Total amount reclassified from AOCI to income	(85,491)
Balance, December 31, 2024	$110,565
Amount recorded in AOCI
Interest Rate	30
Currency/Interest Rate	(263,863)
Total amount recorded in AOCI	(263,833)
Amount reclassified from AOCI to income
Interest Rate	60
Currency/Interest Rate	20,518
Total amount reclassified from AOCI to income	20,578
Balance, December 31, 2025	$(132,690)
The changes in fair value of cash flow hedges are deferred in AOCI and are included in "Net unrealized investment gains (losses)" in the Consolidated Statements of Operations and Comprehensive Income (Loss); these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2025 values, it is estimated that a pre-tax gain of $38 million is expected to be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2026.

The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.

There were no material amounts reclassified from AOCI into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Credit Derivatives

Credit derivatives, where the Company has written credit protection on certain index references, have outstanding notional amounts of $875 million and $912 million as of December 31, 2025 and 2024, respectively. These credit derivatives are reported at fair value as an asset of $10 million and $10 million as of December 31, 2025 and 2024, respectively. As of December 31, 2025 the notional amount of these credit derivatives had the following NAIC ratings: $845 million in NAIC 3 and $30 million in NAIC 6.

The Company has no exposure on purchased credit protection as of December 31, 2025 and 2024.

Counterparty Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with regulated derivatives exchanges for exchange traded derivatives and its affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreements, as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.